Financial assets and other receivables - Changes in impairment losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at January 1	$ (220,330)
Balance at December 31	(188,816)	$ (220,330)
Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at January 1	2,906
Balance at December 31	2,744	2,906
Accumulated impairment | Trade receivables
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at January 1	2,906	1,187
Impairment losses recognized	475	1,970
Collection of previously written off balances	(519)	(300)
Exchange differences	(118)	49
Balance at December 31	$ 2,744	$ 2,906